Principal Activities and Organization (Variable Interest Entity, Narrative) (Details) In Thousands, unless otherwise specified			12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Shareholders of Beijing Technology [Member] Loan Agreements [Member]	Dec. 31, 2013 Shareholders of Wanpu Century [Member] Loan Agreements [Member]	Sep. 30, 2013 Wanpu Beijing [Member]	Dec. 31, 2013 Wanpu Beijing [Member] Wanpu Century [Member] USD ($)	Dec. 31, 2013 Wanpu Beijing [Member] Wanpu Century [Member] Exclusive Business Operation Agreement [Member]	Dec. 31, 2013 Wanpu Beijing [Member] Shareholders of Wanpu Century [Member] Equity Disposition Agreement [Member]	Dec. 31, 2013 Wanpu Beijing [Member] Shareholders of Wanpu Century [Member] Loan Agreements [Member] CNY	Dec. 31, 2013 NQ Beijing [Member] Beijing Technology [Member] USD ($)	Dec. 31, 2013 NQ Beijing [Member] Beijing Technology [Member] Exclusive Technical Consulting Services Agreement [Member]	Dec. 31, 2013 NQ Beijing [Member] Shareholders of Beijing Technology [Member] Equity Disposition Agreement [Member]	Dec. 31, 2013 NQ Beijing [Member] Shareholders of Beijing Technology [Member] Loan Agreements [Member] CNY	Jun. 06, 2012 Beijing Technology [Member] CNY	Jun. 05, 2012 Beijing Technology [Member] CNY	Dec. 31, 2013 The Company [Member] Shareholders of Beijing Technology [Member] Loan Agreements [Member] USD ($)
Variable Interest Entity [Line Items]
Equity interest of VIE owned by Group			100.00%	100.00%	100.00%
Aggregate retained earnings	$ (13,805)	$ (5,251)				$ 3,024				$ 18,034
VIE Agreement, advanced notice period											30 days
VIE Agreement, effective period of agreement							10 years	10 years	10 years			10 years	10 years			10 years
Interest-free loans, amount									1,000				46,123
Interest loans, interest rate																6.00%
Interest loans, amount																250
Registered capital														50,000	10,000